Expenses by nature - Depreciation and amortization (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Expenses by nature
Property, plant and equipment (Note 13)	¥ 59,652	¥ 70,706	¥ 58,865	¥ 30,507
Right-of-use assets (Note 14)	239,787	334,193	309,606	213,490
Less: amount capitalized as construction in progress	(22,604)	(33,907)
Intangible assets (Note 15)	8,406	20,175	21,400	21,022
Total	¥ 285,241	¥ 391,167	¥ 389,871	¥ 265,019